Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 27.8	$ 103.6	$ 58.1
Items that will not be reclassified to earnings, net of tax:
Actuarial gain (loss) on post-employment obligation	0.3	(0.6)	0.0
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment gain (loss)	24.2	25.5	(0.2)
Net loss on derivatives designated as cash flow hedges	(3.5)	(13.3)	(0.5)
Reclassification of net (gain) loss on cash flow hedges to income	(1.0)	2.8	(1.1)
Other comprehensive income (loss)	20.0	14.4	(1.8)
Comprehensive income	47.8	118.0	56.3
Attributable to:
Shareholders of the Company	43.8	109.1	57.8
Non-controlling interest	$ 4.0	$ 8.9	$ (1.5)